Significant Events (Details Textual) - CLP ($) $ / shares in Units, $ in Millions		1 Months Ended						12 Months Ended
	Aug. 12, 2019	Nov. 27, 2019	Sep. 26, 2019	Aug. 27, 2019	Jul. 30, 2019	Apr. 23, 2019	Mar. 26, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Events (Textual)
Net profit									60.00%
Shareholders dividend per share						$ 1.88457837
Profits used to increase the banks reserves						40.00%
Percentage of capital stock							49.00%
Capital stock							$ 59,063,470,000
Consideration acquisition shares issued, percentage	51.00%			51.00%	51.00%
Percentage of subscribed subsidiary			50.10%
New subsidiaries, description		The Bank acquired 51% of Santander Consumer S.A., an automobile financing non-banking company, which became a subsidiary of the Bank and a supporting banking business company from SK Berge (49%) and Banco Santander S.A. (2%) for a total amount MCh$62,136. The purchase generated a negative equity effect of MCh$37,041, since it was considered a transaction between entities under common control, the Bank used “predecessor accounting method”.
Investment percentage								12.90%
Description of social unrest								As of December 31, 2019, the Bank recorded an impairment for an amount of MCh$2,726 (see Note 33), and expenses for MCh$1,823 as other operational expenses (see Note 34). Most of this damage was insured.
AUD [Member]
Significant Events (Textual)
Bank has issued senior bonds								$ 185,000,000
EUR [Member]
Significant Events (Textual)
Bank has issued senior bonds								65,000,000
CHF [Member]
Significant Events (Textual)
Bank has issued senior bonds								$ 250,000,000